Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)
Rental expenses		¥ 595,300	¥ 493,248	¥ 248,264
Minimum lease payments under non-cancellable leases
Year ending December 31, 2019					¥ 398,044
Year ending December 31, 2010					172,549
Year ending December 31, 2021					84,475
Year ending December 31, 2022					49,863
Year ending December 31, 2023					38,426
Thereafter					7,937
Total minimum lease payments					751,294
Capital commitment
Commitment capital expenditures			¥ 2,345,658		¥ 2,638,129
Other commitments
Purchase services from related partner	$ 60.0	390,378
Cooperative lending arrangement
Other commitments
Bank's lending portion under the arrangement		117,700
Private equity fund | Equity investments without readily determinable fair value
Other commitments
Investments in equity investments without Readily determinable Fair Value		¥ 126,100
Maximum limit to invest in equity investments without readily determinable fair value | $	$ 250.0					$ 250.0
Minimum
Term of renewal	1 year				1 year
Minimum | Cooperative lending arrangement
Other commitments
Overdue period (days)	80 days	80 days
Maximum
Term of renewal	10 years				10 years